Salaries and other employee expenses (Tables)	12 Months Ended
Dec. 31, 2025
Salaries and other employee expenses
Schedule of salaries and other employee expenses
The following table details salaries and other employee expenses:

	December 31,
	2025	2024	2023
Wages and salaries	28,024	23,755	20,837
Payroll taxes	4,446	3,207	2,809
Personnel benefits	16,572	18,827	19,047
Share-based payments	6,378	6,134	4,539
Total	55,420	51,923	47,232

Schedule of restricted stock granted
A summary of restricted stock granted is presented below:

	Shares				Weighted average grant date fair value
	Directors	Executives	Employees	Total	Directors	Executives and employees
Outstanding at January 1, 2023	105,450	—	—	105,450	14.15	—
Granted	63,000	—	—	63,000	17.69	—
Vested	(53,100)	—	—	(53,100)	13.75	—
Outstanding at December 31, 2023	115,350	—	—	115,350	16.31	—
Granted	57,000	—	—	57,000	29.18	—
Vested	(68,700)	—	—	(68,700)	16.05	—
Outstanding at December 31, 2024	103,650	—	—	103,650	23.56	—
Granted	63,000	88,741	97,462	249,203	39.38	38.02
Forfeited	—	—	(986)	(986)	—	38.02
Vested	(51,300)	(30,703)	(24,376)	(106,379)	21.36	38.02
Outstanding at December 31, 2025	115,350	58,038	72,100	245,488	33.18	38.02
Expected to vest	115,350	58,038	72,100	245,488

Summary of movement of compensation costs
The movement of compensation costs during the period is described below:

	Directors	Executives	Employees	Total
Outstanding at January 1, 2023	638	—	—	638
Granted (2)	1,114	—	—	1,114
Compensation cost (1)	(931)	—	—	(931)
Outstanding at December 31, 2023	821	—	—	821
Granted (2)	1,663	—	—	1,663
Compensation cost (1)	(1,363)	—	—	(1,363)
Outstanding at December 31, 2024	1,121	—	—	1,121
Granted (2)	2,481	3,374	3,706	9,561
Provision	—	(1,053)	(927)	(1,980)
Forfeited	—	—	(26)	(26)
Compensation cost (1)	(1,807)	(1,256)	(1,430)	(4,493)
Outstanding at December 31, 2025	1,795	1,065	1,323	4,183
(1) Total expenditure on restricted stock includes the cost of shares granted during the period $3.7 million, $735 thousand and $474 thousand during 2025, 2024 and 2023, respectively.

Schedule of restricted stock units granted to certain executives
A summary of the restricted stock units granted is presented below:

	Shares			Weighted average grant date fair value
	Executives	Employees	Total	Executives	Employees
Outstanding at January 1, 2023	134,175	—	134,175	13.80	—
Granted	160,330	138,621	298,951	15.36	15.36
Forfeited	—	(346)	(346)	—	14.95
Vested	(112,968)	(39,337)	(152,305)	15.26	16.40
Outstanding at December 31, 2023	181,537	98,938	280,475	14.28	14.95
Granted	165,561	173,250	338,811	21.36	21.36
Forfeited	—	(1,484)	(1,484)	—	14.95
Vested	(110,896)	(83,063)	(193,959)	17.01	18.70
Outstanding at December 31, 2024	236,202	187,641	423,843	17.96	19.20
Forfeited	—	(1,162)	(1,162)	—	28.22
Vested	(117,608)	(73,565)	(191,173)	17.22	18.60
Outstanding at December 31, 2025	118,594	112,914	231,508	18.69	19.50
Expected to vest	118,594	112,914	231,508

Schedule of fair value of shares granted and total expenses
The fair value of these restricted shares granted and the total expense recorded in consolidated statement of profit or loss are presented below:

	Executives	Employees	Total
Outstanding at January 1, 2023	666	—	666
Granted	2,523	2,070	4,593
Provision	(641)	(600)	(1,241)
Forfeited	—	(5)	(5)
Compensation cost	(1,483)	(916)	(2,399)
Outstanding at December 31, 2023	1,065	549	1,614
Granted	3,536	3,700	7,236
Provision	(884)	(716)	(1,600)
Forfeited	—	(22)	(22)
Compensation cost	(2,358)	(2,046)	(4,404)
Outstanding at December 31, 2024	1,359	1,465	2,824
Forfeited	—	(24)	(24)
Compensation cost	(983)	(1,031)	(2,014)
Outstanding at December 31, 2025	376	410	786